FINANCIAL RISK MANAGEMENT OBJECTIVES - Foreign Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
West African Franc (XOF) | Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency	$ 632,116	$ 126,896
West African Franc (XOF) | Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency	728,685	89,685
Ethiopian Birr (ETB) | Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency	4,202	14,127
Ethiopian Birr (ETB) | Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency	2,479	3,315
Australian Dollar (AUD) | Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency	8,231	6,611
Australian Dollar (AUD) | Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency	6,579	790
British Pound (GBP) | Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency	2,949	3,492
British Pound (GBP) | Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency	1,107	944
Euro (EUR) | Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency	1,271	507
Euro (EUR) | Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency	106	108
Canadian Dollar (CAD) | Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency	2,932	9,823
Canadian Dollar (CAD) | Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency	1,055	56,279
Others | Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency	7,405	4,033
Others | Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency	$ 682	$ 1,843